Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Sales-type leases, net	$ 1,215,488	$ 772,255	$ 4,635,098	$ 4,006,247	$ 5,073,075	$ 7,112,800
Amortization of unearned income related to sales-type leases	196,313	447,493	1,033,077	1,666,208	1,386,540	2,860,959
TOTAL REVENUES	1,411,801	1,219,748	5,668,175	5,672,455	6,459,615	9,973,759
COST OF REVENUES
Cost of sales-type leases					3,120,663	3,971,058
Repossession and cancelled lease expense					2,980,762	2,308,222
Total Cost of Revenues	1,902,586	762,131	5,020,702	4,968,040	6,101,425	6,279,280
GROSS PROFIT (LOSS)	(490,785)	457,617	647,473	704,415	358,190	3,694,479
GENERAL AND ADMINISTRATIVE EXPENSE	857,552	743,437	1,930,605	2,051,663	2,461,913	2,350,827
INCOME (LOSS) BEFORE OTHER INCOME (EXPENSE) FROM OPERATIONS	(1,348,337)	(285,820)	(1,283,132)	(1,347,248)	(2,103,723)	1,343,652
OTHER INCOME (EXPENSE)
Other Income					224,468	28,742
Gain on Debt Refinance					6,708,385
Interest expense	(300,295)	(619,982)	(825,885)	(1,389,318)	(1,553,524)	(1,611,363)
Interest - debt discount	(47,152)		(47,152)			(20,017)
Loss on derivatives	(800,000)		(3,266,500)		(50,392)
Impairment expense	(10,028,620)		(10,028,620)
Other income (expense)	103,151	(26,614)	103,151	(58,696)
Total Other Income (Expense)	(11,072,916)	(646,596)	(14,065,006)	(1,448,014)	5,328,937	(1,582,621)
INCOME (LOSS) BEFORE INCOME TAXES	(12,421,253)	(932,416)	(15,348,138)	(2,795,262)	3,225,214	(238,969)
PROVISION (BENEFIT) FOR INCOME TAXES
NET INCOME (LOSS)	$ (12,421,253)	$ (932,416)	$ (15,348,138)	$ (2,795,262)	$ 3,225,214	$ (238,969)
Basic average shares outstanding	85,654,416	80,414,980	83,644,201	80,986,409	80,842,377	82,389,409
Basic earnings (loss) per share	$ (0.15)	$ (0.01)	$ (0.18)	$ (0.03)	$ 0.04	$ 0.00
Diluted average shares outstanding					82,241,880	82,389,409
Diluted Earnings Per Share					$ 0.04	$ 0.00